Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash	$ 144,783	$ 101,724
Amounts receivable	2,019	12,003
Amounts due from related parties	141	141
Taxes recoverable	2,314	1,770
Derivative asset	630	1,314
Prepaid expenses and other assets	3,977	2,920
Inventory	15,913	12,196
Total current assets	169,777	132,068
Exploration and evaluation assets	15,752	15,699
Plant, equipment and mining properties	131,945	125,365
Long-term investments	3,203	4,151
Other assets	1,847	1,749
Total assets	322,524	279,032
Current liabilities:
Accounts payable and accrued liabilities	11,155	14,204
Taxes payable	5,512	7,143
Deferred consideration payable	8,650	8,326
Current portion of finance lease obligations	2,838	2,632
Current portion of equipment loans	848	201
Total current liabilities	29,003	32,506
Finance lease obligations	3,794	2,994
Equipment loans	1,099	187
Reclamation provision	3,131	2,921
Deferred income tax liabilities	2,927	6,394
Total liabilities	39,954	45,002
EQUITY
Share capital	271,149	243,317
Equity reserves	10,965	11,689
Treasury shares	(97)	(97)
Accumulated other comprehensive loss	(9,644)	(4,264)
Retained earnings (accumulated deficit)	10,197	(16,615)
Total equity	282,570	234,030
Total liabilities and equity	$ 322,524	$ 279,032